Borrowings (Details Narrative)																		1 Months Ended			3 Months Ended			12 Months Ended
	Mar. 29, 2024 USD ($)	Mar. 29, 2024 CNY (¥)	Mar. 28, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 25, 2024 USD ($)	Mar. 25, 2024 CNY (¥)	Jan. 16, 2024 USD ($)	Oct. 30, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 14, 2023 USD ($)	Mar. 11, 2023	Nov. 18, 2022 USD ($)	Nov. 30, 2021 CNY (¥)	Nov. 10, 2021	Sep. 01, 2021 USD ($)	Apr. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 28, 2024 CNY (¥)	Mar. 27, 2024 CNY (¥)	Jan. 16, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Oct. 30, 2023 CNY (¥)	Oct. 20, 2023 CNY (¥)	Sep. 21, 2023 USD ($)	Sep. 21, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 18, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CNY (¥)	Sep. 01, 2021 CNY (¥)	Apr. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)
Short-Term Debt [Line Items]
Repayment of loan																					$ 3,132,467		$ 39,467	$ 6,028,058	$ 2,380,856
Interest Expense, Nonoperating																					122,535		40,195	237,581	187,528
Land use right value																					2,102,545			2,138,833	2,201,040
Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount				$ 1,878,235			$ 27,826	$ 353,287	$ 365,245	$ 2,054,513					$ 154,832	$ 774,401												¥ 13,500,000	¥ 200,000				¥ 2,500,000	¥ 2,600,000			¥ 15,000,000						¥ 1,000,000	¥ 5,000,000
Borrowings, interest rate				1.20%			3.00%	3.00%	3.00%	2.50%					13.00%	1.00%
Borrowings, maturity date										Nov. 30, 2023				Dec. 31, 2023	Aug. 31, 2022	Jun. 15, 2021
Debt Instrument, Interest Rate Terms																Pursuant to the loan agreement, the interest rate will increase to 2% monthly if RLSP is in default of loan terms and the lender may further obtain 5% of RLSP’s ownership.
Borrowings, face amount																					276,997			281,777		¥ 2,000,000				¥ 2,000,000
Repayment of loan	$ 1,252,156	¥ 9,000,000																$ 1,780,578	¥ 13,000,000
Repayment of loan | ¥																			¥ 15,000,000
Payments to Employees	$ 623,242	¥ 4,500,000
Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount															$ 247,732									152,359																			¥ 1,600,000
Borrowings, interest rate															8.00%
Borrowings, maturity date											Dec. 31, 2023				Aug. 31, 2022
Repayment of loan																								28,263	69,256
April 30, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																					263,147			267,689	275,474	1,900,000				1,900,000								¥ 1,900,000
September 1, 2021 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																					64,402			67,627	98,591	460,000				480,000								680,000
September 1, 2021 Term Loan [Member] | Officer [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																					180,761			183,881	61,909	1,300,000				1,300,000								¥ 430,000
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																																									$ 314,857	¥ 2,000,000
Borrowings, maturity date													Nov. 19, 2023
Borrowings, face amount																					214,217			288,348	135,357
Mortgages [Member] | Zhejiang Yongyin Financial leasing Co., Ltd [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount | ¥																																										2,300,000
Personal Loan [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																									10,149
Personal loan																																								$ 20,901
Personl loans for employees																				$ 10,451
Bank Loan [Member]
Short-Term Debt [Line Items]
Interest expense																								237,581	187,528
Bank Loan [Member] | Fenghua Chunhu Branch [Member]
Short-Term Debt [Line Items]
Borrowings, face amount												$ 1,884,823					$ 2,298,851														$ 1,837,092	¥ 13,000,000			$ 1,837,092	¥ 13,000,000			¥ 13,000,000		$ 2,017,005	¥ 13,000,000			¥ 15,000,000
Borrowings, interest rate												4.50%					4.70%
Borrowings, maturity date												Sep. 22, 2023
Borrowings, face amount																								1,831,553	$ 1,884,823
Repayment of loan | ¥													¥ 2,000,000
Debt term													1 year
Bank Loan [Member] | Fenghua Chunhu Branch [Member] | Asset Pledged as Collateral [Member]
Short-Term Debt [Line Items]
Borrowings, face amount												$ 3,440,000																											¥ 23,690,000
Land use right value																	$ 5,440,000																												¥ 35,200,000
Bank Loan [Member] | Ningbo National Gaoxin Branch [Member]
Short-Term Debt [Line Items]
Borrowings, interest rate			3.55%
Loans Payable to Bank, Current			$ 1,391,285																								¥ 10,000,000
Line of Credit Facility, Average Outstanding Amount																					1,384,985	¥ 10,000,000
Bank Loan [Member] | Minor Bank Service [Member]
Short-Term Debt [Line Items]
Interest Expense, Nonoperating																					122,535		$ 40,195
October 2023 Term Loan [Member] | Unrelated Individual [Member]
Short-Term Debt [Line Items]
Borrowings, face amount																					$ 734,041			$ 718,532		¥ 5,300,000				¥ 5,100,000
L O C [Member] | Industrial And Commercial [Member]
Short-Term Debt [Line Items]
Repayments of Lines of Credit					$ 7,750,000	¥ 56,000,000
Debt term					2 years	2 years